Portfolio of Investments
Columbia Dividend Income Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Communication Services 3.8%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	6,210,650	170,296,023
Verizon Communications, Inc.	6,641,046	365,257,530
Total		535,553,553
Media 2.4%
Comcast Corp., Class A	14,710,778	892,650,009
Total Communication Services		1,428,203,562
Consumer Discretionary 8.2%
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	1,204,006	285,903,265
Internet & Direct Marketing Retail 1.7%
eBay, Inc.	8,322,112	638,638,875
Multiline Retail 2.5%
Target Corp.	3,814,908	942,205,978
Specialty Retail 3.2%
Best Buy Co., Inc.	1,486,058	173,140,617
Home Depot, Inc. (The)	2,633,400	858,962,412
TJX Companies, Inc. (The)	2,659,328	193,386,332
Total		1,225,489,361
Total Consumer Discretionary		3,092,237,479
Consumer Staples 7.3%
Beverages 2.5%
Coca-Cola Co. (The)	8,465,773	476,707,678
PepsiCo, Inc.	2,924,657	457,387,108
Total		934,094,786
Food & Staples Retailing 0.7%
Walmart, Inc.	1,815,757	268,913,612
Food Products 1.1%
Hershey Co. (The)	998,061	177,355,440
Mondelez International, Inc., Class A	3,954,274	245,441,787
Total		422,797,227
Household Products 1.9%
Procter & Gamble Co. (The)	5,161,895	735,002,229
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.1%
Philip Morris International, Inc.	3,870,456	398,656,968
Total Consumer Staples		2,759,464,822
Energy 3.3%
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp.	3,708,449	358,866,610
ConocoPhillips Co.	3,654,766	202,949,156
EOG Resources, Inc.	3,387,454	228,720,894
Exxon Mobil Corp.	5,889,952	321,120,183
Phillips 66	2,008,694	142,798,056
Total		1,254,454,899
Total Energy		1,254,454,899
Financials 17.3%
Banks 8.4%
Bank of America Corp.	22,712,539	948,248,503
JPMorgan Chase & Co.	7,478,605	1,196,202,870
PNC Financial Services Group, Inc. (The)	2,870,464	548,545,671
U.S. Bancorp	8,251,516	473,554,503
Total		3,166,551,547
Capital Markets 4.3%
BlackRock, Inc.	398,006	375,435,080
CME Group, Inc.	1,815,792	366,281,562
Northern Trust Corp.	3,474,982	411,854,867
T. Rowe Price Group, Inc.	2,168,712	485,509,555
Total		1,639,081,064
Insurance 4.6%
Allstate Corp. (The)	4,134,040	559,252,931
Chubb Ltd.	2,619,335	481,748,093
Marsh & McLennan Companies, Inc.	4,393,135	690,600,822
Total		1,731,601,846
Total Financials		6,537,234,457
Health Care 13.1%
Biotechnology 0.5%
AbbVie, Inc.	1,724,568	208,293,323
Columbia Dividend Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	3,031,099	383,039,981
Becton Dickinson and Co.	1,116,093	280,920,608
Medtronic PLC	3,662,720	488,899,865
Total		1,152,860,454
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	1,778,746	740,438,598
Pharmaceuticals 7.5%
Bristol-Myers Squibb Co.	6,934,735	463,656,382
Eli Lilly & Co.	2,759,331	712,707,604
Johnson & Johnson	6,705,308	1,160,889,974
Merck & Co., Inc.	6,540,687	498,989,011
Total		2,836,242,971
Total Health Care		4,937,835,346
Industrials 13.6%
Aerospace & Defense 2.2%
Lockheed Martin Corp.	1,652,222	594,469,476
Northrop Grumman Corp.	620,762	228,254,187
Total		822,723,663
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	2,300,228	449,993,604
Building Products 1.7%
Trane Technologies PLC	3,165,971	628,445,243
Commercial Services & Supplies 1.2%
Waste Management, Inc.	2,968,291	460,411,617
Electrical Equipment 0.9%
Eaton Corp. PLC	2,130,116	358,626,330
Industrial Conglomerates 1.8%
Honeywell International, Inc.	2,860,792	663,446,273
Machinery 2.5%
Cummins, Inc.	1,148,772	271,087,216
Deere & Co.	993,154	375,442,007
Parker-Hannifin Corp.	1,015,525	301,275,802
Total		947,805,025
Road & Rail 2.1%
Union Pacific Corp.	3,629,298	786,976,978
Total Industrials		5,118,428,733
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 19.9%
Communications Equipment 2.2%
Cisco Systems, Inc.	14,183,618	837,117,134
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	2,185,063	328,240,164
IT Services 4.9%
Accenture PLC, Class A	1,639,650	551,840,604
Automatic Data Processing, Inc.	2,001,471	418,387,498
Fidelity National Information Services, Inc.	2,291,285	292,757,484
International Business Machines Corp.	4,248,987	596,302,836
Total		1,859,288,422
Semiconductors & Semiconductor Equipment 8.9%
Analog Devices, Inc.	2,663,935	434,088,208
Broadcom, Inc.	1,689,492	840,032,317
KLA Corp.	1,790,411	608,668,124
Lam Research Corp.	1,258,225	760,999,645
Texas Instruments, Inc.	3,645,764	696,012,805
Total		3,339,801,099
Software 3.0%
Microsoft Corp.	3,777,951	1,140,487,848
Total Information Technology		7,504,934,667
Materials 2.4%
Chemicals 1.0%
Linde PLC	1,195,172	375,989,160
Containers & Packaging 1.4%
Avery Dennison Corp.	999,229	225,216,224
Packaging Corp. of America	872,418	132,345,811
Sonoco Products Co.	2,463,095	160,840,103
Total		518,402,138
Total Materials		894,391,298

2	Columbia Dividend Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
AvalonBay Communities, Inc.	873,929	200,636,620
Crown Castle International Corp.	1,083,579	210,961,995
Digital Realty Trust, Inc.	2,300,354	377,051,024
Extra Space Storage, Inc.	1,348,069	251,967,577
Total		1,040,617,216
Total Real Estate		1,040,617,216
Utilities 5.1%
Electric Utilities 3.0%
American Electric Power Co., Inc.	2,532,256	226,814,170
Duke Energy Corp.	1,496,752	156,650,064
Entergy Corp.	244,544	27,049,012
Eversource Energy	2,233,875	202,679,479
NextEra Energy, Inc.	3,640,854	305,795,328
Xcel Energy, Inc.	3,313,235	227,784,906
Total		1,146,772,959
Multi-Utilities 2.1%
Ameren Corp.	2,526,182	221,596,685
CMS Energy Corp.	2,686,765	172,302,239
DTE Energy Co.	1,217,540	146,518,764
WEC Energy Group, Inc.	2,521,671	238,247,476
Total		778,665,164
Total Utilities		1,925,438,123
Total Common Stocks (Cost $23,214,363,003)		36,493,240,602

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(a),(b)	1,364,781,074	1,364,644,596
Total Money Market Funds (Cost $1,364,821,577)		1,364,644,596
Total Investments in Securities (Cost: $24,579,184,580)		37,857,885,198
Other Assets & Liabilities, Net		(146,613,764)
Net Assets		37,711,271,434

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	1,112,436,439	1,308,895,778	(1,056,687,621)	—	1,364,644,596	—	173,313	1,364,781,074
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Dividend Income Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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